PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
8. PROPERTY AND EQUIPMENT, NET

	December 31,
	2015	2016
	US$	US$
Computer equipment	6,742	6,969
Leasehold improvements	2,353	2,256
Electronic equipment	455	509
Office equipment	2,062	1,929
Motor vehicles	255	238

Total	11,867	11,901

Less: accumulated depreciation	(6,559)	(8,172)

Property and equipment, net	5,308	3,729

The depreciation expense for property and equipment was US$2,352, US$3,204 and US$2,424 for the years ended December 31, 2014, 2015 and 2016, respectively.